Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Nondeductible executive compensation	$ 22,000,000	$ 6,000,000	$ 14,000,000
Limitations on deductibility of excess annual employee compensation as mandated by health insurance reforms	500,000	$ 500,000	$ 500,000
Net operating losses to carryforward related to prior acquisitions	141,000,000
Valuation allowances on net operating loss carryforwards related to prior acquisitions	108,000,000
Unrecognized deferred tax liabilities	31,000,000
PUERTO RICO
Operating Loss Carryforwards [Line Items]
Valuation allowances on net operating loss carryforwards related to prior acquisitions	$ 20,000,000